RELATED PARTY TRANSACTIONS AND BALANCES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Share-based payments	$ 464,247	$ 414,029	$ 718,646
Members of the Board of Directors [Member]
Statement [Line Items]
Share-based payments	209,032	219,248	400,000
Salaries, bonuses, fees and benefits	132,228	124,500	191,575
Other members of key management [Member]
Statement [Line Items]
Share-based payments	30,967	32,480	72,000
Salaries, bonuses, fees and benefits	$ 92,019	$ 37,801	$ 55,071